GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Compensation and benefits	$ 2,807	$ 2,469
Corporate administration	1,306	1,126
Professional fees	901	1,123
Listing and filing fees	203	212
Total general and administrative expenses	$ 5,217	$ 4,930